Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Income statement (Details) - GBP (£) £ in Millions		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Profit (loss) [abstract]
Net interest income			£ 9,062		£ 9,845		£ 10,537
Net fees and commissions			6,809		6,814	[1]	6,768	[1]
Net trading income			4,566		3,500		2,768
Net investment income			585		861		1,324
Total income			21,136	[2]	21,076		21,451
Credit impairment (charges)/releases and other provisions			(1,468)		(2,336)		(2,373)
Net operating income			19,668		18,740		19,078
Staff costs			(8,629)		(8,560)		(9,423)
Administration and general expenses	[3]		(2,457)		(2,740)		(2,554)
Operating expenses			(16,243)		(15,456)		(16,338)
Share of post-tax results of associates and joint ventures			69		70		70
Profit (loss) before tax			3,494		3,541		3,230
Taxation			(1,122)		(2,240)		(993)
Profit (loss) after tax			2,372		(894)		2,828
Attributable to:
Equity holders of the parent			2,146		(1,283)		2,080
Non-controlling interests			226		389
Profit (loss) after tax			2,372		£ (894)		2,828
Barclay's Africa Banking Group Limited (BAGL) [member]
Profit (loss) [abstract]
Net interest income		£ 1,024	0				2,169
Net fees and commissions		522	0				1,072
Net trading income		149	0				281
Net investment income		30	0				45
Other income		145	0				370
Total income		1,870	0				3,937
Net claims and benefits incurred on insurance contracts		(84)	0				(191)
Total income		1,786	0				3,746
Credit impairment (charges)/releases and other provisions		(177)	0				(445)
Net operating income		1,609	0				3,301
Staff costs		(586)	0				(1,186)
Administration and general expenses	[4]	(1,634)	0				(1,224)
Operating expenses		(2,220)	0				(2,410)
Share of post-tax results of associates and joint ventures		5	0				6
Profit (loss) before tax		(606)	0				897
Taxation		(154)	0				(306)
Profit (loss) after tax	[5]	(760)	0				591
Attributable to:
Equity holders of the parent		(900)	0				189
Non-controlling interests		140	0				402
Profit (loss) after tax	[5]	£ (760)	£ 0				£ 591

[1]

The Barclays Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures are reported under IAS 18.

[2]	£351m of certain legacy capital instrument funding costs are now charged to Head O ffice, the impact of which would have been materially the same if the charges had been included in full year 2017.
[3]

The presentation of administration and general expenses has been amended to include provisions for litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.

[4]	Includes impairment of £nil ( 2017 : £1,090m, 2016: £ nil)
[5]	Total loss in respect of the discontinued operation incurred in 2017 , was £2,195m which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.